Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Oct. 14, 2016
Document Effective Date	Oct. 14, 2016
Prospectus Date	Mar. 01, 2016
Class A, B, and C Prospectus | Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class A
Prospectus:
Trading Symbol	ALSAX
Class A, B, and C Prospectus | Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class B
Prospectus:
Trading Symbol	ALSCX
Class A, B, and C Prospectus | Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class C
Prospectus:
Trading Symbol	AGSCX
Class A and C Prospectus | Alger Small Cap Focus Fund | Alger Small Cap Focus Fund Class A
Prospectus:
Trading Symbol	AOFAX
Class A and C Prospectus | Alger Small Cap Focus Fund | Alger Small Cap Focus Fund Class C
Prospectus:
Trading Symbol	AOFCX
Class Z Prospectus | Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class Z
Prospectus:
Trading Symbol	ASCZX
Class Z Prospectus | Alger Small Cap Focus Fund | Alger Small Cap Focus Fund Class Z
Prospectus:
Trading Symbol	AGOZX
Class I Prospectus | Alger Small Cap Focus Fund | Alger Small Cap Focus Fund Class I
Prospectus:
Trading Symbol	AOFIX